FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 91.3%
	ASSET-BACKED SECURITIES — 18.1%
	AUTO — 3.2%
	Ally Auto Receivables Trust
$931,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$942,173
	BMW Vehicle Owner Trust
701,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	709,568
	CarMax Auto Owner Trust
2,027,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	2,044,571
904,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	906,819
2,146,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	2,172,803
	Ford Credit Auto Owner Trust
1,343,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	1,347,064
734,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	739,782
	GM Financial Consumer Automobile Receivables Trust
1,424,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	1,439,877
	GM Financial Revolving Receivables Trust
3,383,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	3,344,816
5,133,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	5,221,200
1,403,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	1,453,428
8,349,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	8,544,330
	Hyundai Auto Receivables Trust
1,112,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	1,127,028
	Mercedes-Benz Auto Receivables Trust
816,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	817,374
1,038,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	1,048,433
	Nissan Auto Receivables Owner Trust
1,485,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	1,491,483
	Porsche Financial Auto Securitization Trust
1,721,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	1,729,010
	SFS Auto Receivables Securitization Trust
919,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	930,537
1,665,000	Series 2026-1A, Class A4, 4.070%, 1/20/2032(a)	1,649,227
	Toyota Auto Loan Extended Note Trust
5,017,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	5,001,233
4,553,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	4,637,128
8,239,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	8,470,653
	Toyota Auto Receivables Owner Trust
1,343,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	1,348,614
1,973,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	1,983,766
2,714,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	2,745,200
	Volkswagen Auto Loan Enhanced Trust
1,181,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	1,189,794
	World Omni Auto Receivables Trust
1,251,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	1,256,416
2,055,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	2,064,411

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$1,107,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	$1,117,219
		67,473,957
	COLLATERALIZED LOAN OBLIGATION — 1.8%
	Barings Middle Market Ltd.
1,460,000	Series 2021-IA, Class D, 12.579% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,436,388
	Cerberus Loan Funding LLC
901,000	Series 2023-1A, Class A, 6.072% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	903,148
5,057,000	Series 2023-2A, Class A1, 6.222% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	5,070,811
5,734,000	Series 2023-4A, Class A, 6.097% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	5,765,646
	Fortress Credit Opportunities Ltd.
4,946,871	Series 2017-9A, Class A1TR, 5.484% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	4,950,922
8,814,000	Series 2017-9A, Class ER, 11.994% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	8,673,346
	Golub Capital Partners Ltd.
4,361,000	Series 2023-67A, Class A1, 6.160% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	4,371,100
5,388,000	Series 2019-46A, Class A1R, 5.478% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	5,394,234
		36,565,595
	EQUIPMENT — 7.1%
	Avis Budget Rental Car Funding AESOP LLC
1,059,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	1,073,340
3,527,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	3,602,469
4,981,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	5,137,951
3,599,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,735,531
1,728,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	1,767,571
7,423,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	7,567,134
2,699,000	Series 2026-2A, Class A, 4.600%, 8/20/2032(a)	2,669,701
	Barings Equipment Finance LLC
889,000	Series 2026-A, Class A4, 4.240%, 11/13/2045(a)	880,038
	CNH Equipment Trust
581,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	579,856
644,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	647,901
1,805,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	1,838,804
	Enterprise Fleet Financing LLC
693,438	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	693,560

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$2,417,464	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	$2,432,742
1,601,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	1,608,916
3,800,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	3,844,313
3,748,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	3,850,484
1,693,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	1,713,123
3,339,000	Series 2025-4, Class A4, 4.280%, 6/20/2032(a)	3,313,462
4,003,000	Series 2026-1, Class A4, 4.290%, 9/20/2032(a)	3,970,998
	Ford Credit Floorplan Master Owner Trust
10,771,000	Series 2018-4, Class A, 4.060%, 11/15/2030	10,692,395
6,057,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	6,218,096
3,949,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	3,949,625
	GMF Floorplan Owner Revolving Trust
2,130,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	2,179,268
6,852,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	7,008,439
	GreatAmerica Leasing Receivables Funding LLC
1,675,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	1,691,611
1,385,000	Series 2025-2, Class A4, 4.290%, 9/15/2032(a)	1,386,689
	Hertz Vehicle Financing LLC
3,499,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,447,017
3,489,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	3,412,652
	John Deere Owner Trust
1,372,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	1,380,947
1,203,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	1,213,648
1,664,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	1,690,316
	Kubota Credit Owner Trust
1,359,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	1,372,578
876,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	881,463
	M&T Equipment Notes
1,028,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	1,037,957
2,469,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	2,498,637
	MMAF Equipment Finance LLC
2,626,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	2,669,408
736,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	715,031
5,085,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	5,188,243
4,370,000	Series 2025-A, Class A4, 5.020%, 6/13/2050(a)	4,455,082
4,330,000	Series 2025-B, Class A4, 4.290%, 9/13/2050(a)	4,286,653
	Verizon Master Trust
6,196,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	6,261,974
8,097,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	8,333,505
10,281,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	10,444,044
4,579,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	4,570,153

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Volvo Financial Equipment LLC
$812,000	Series 2025-2A, Class A4, 4.060%, 6/15/2033(a)	$808,625
		148,721,950
	OTHER — 6.0%
	ABPCI Direct Lending Fund LLC
1,267,593	Series 2022-2A, Class A1, 5.770% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	1,263,553
5,296,566	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	5,100,170
	ABPCI Direct Lending Fund Ltd.
683,665	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	622,885
1,742,708	Series 2020-1A, Class B, 4.935%, 12/29/2030(a)	1,568,435
8,058,000	American Tower Trust 1 5.490%, 3/15/2028(a)	8,135,405
570,580	Brazos Securitization LLC 5.014%, 9/1/2031(a)	573,753
	Centerpoint Energy Restoration Bond Co. II LLC
10,409,000	4.255%, 12/15/2035	10,239,854
	Cleco Securitization II LLC
7,283,154	4.680%, 12/1/2036	7,292,054
	Cleco Securitization LLC
1,156,698	4.016%, 3/1/2031	1,143,685
	Consumers 2023 Securitization Funding LLC
2,542,000	5.210%, 9/1/2031	2,550,586
	Diamond Infrastructure Funding LLC
512,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	502,222
	Diamond Issuer LLC
1,718,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	1,664,094
	DTE Electric Securitization Funding II LLC
2,451,758	5.970%, 3/1/2033	2,576,185
	Duke Energy Carolinas Nc Storm Funding II LLC
5,175,000	4.226%, 7/1/2037	5,097,375
	Golub Capital Partners Funding Ltd.
489,517	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	474,242
347,929	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	347,317
1,911,390	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	1,821,089
1,066,235	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	969,037
3,546,003	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	3,346,696
4,126,139	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	3,835,799
	Hotwire Funding LLC
1,250,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	1,239,142
1,385,000	Series 2023-1A, Class A2, 5.687%, 5/20/2053(a)	1,396,155

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Kansas Gas Service Securitization I LLC
$4,604,544	5.486%, 8/1/2032	$4,742,716
	Lightpath Fiber Issuer LLC
4,398,000	Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	4,393,847
	MetroNet Infrastructure Issuer LLC
838,000	Series 2026-1A, Class C, 7.100%, 4/20/2056(a)	830,263
	Monroe Capital Funding Ltd.
1,064,724	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	980,717
365,461	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	338,429
	Monroe Capital Income Plus Funding LLC
2,598,265	Series 2022-1A, Class A, 4.050%, 4/30/2032(a)	2,538,154
	Oklahoma Development Finance Authority
1,694,071	4.135%, 12/1/2033	1,685,101
603,655	4.285%, 2/1/2034	601,855
1,463,168	3.877%, 5/1/2037	1,441,614
	PG&E Recovery Funding LLC
3,124,999	5.045%, 7/15/2032	3,164,062
4,534,710	4.838%, 6/1/2033	4,601,801
	PG&E Wildfire Recovery Funding LLC
2,788,262	4.022%, 6/1/2031	2,753,409
	SBA Tower Trust
1,380,000	1.631%, 11/15/2026(a)	1,353,001
1,767,000	2.328%, 1/15/2028(a)	1,687,867
1,049,000	6.599%, 1/15/2028(a)	1,062,117
	SCE Recovery Funding LLC
13,270,000	4.453%, 3/15/2036	13,153,888
	SpringCastle America Funding LLC
494,452	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	463,373
	Texas Electric Market Stabilization Funding N LLC
4,713,287	4.265%, 8/1/2036(a)	4,676,574
	Texas Natural Gas Securitization Finance Corp.
664,822	5.102%, 4/1/2035	681,402
	VCP RRL Ltd.
557,356	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	521,169
907,060	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	818,491
1,408,125	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	1,240,802
	Virginia Power Fuel Securitization LLC
8,504,000	4.877%, 5/1/2031	8,546,520

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	WEPCo Environmental Trust Finance LLC
$757,070	Series 2021-1, Class A, 1.578%, 12/15/2035	$680,344
		124,717,249
	TOTAL ASSET-BACKED SECURITIES
	(Cost $375,628,681)	377,478,751
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
	AGENCY — 7.6%
	Federal Home Loan Mortgage Corp.
784,000	Series K068, Class A2, 3.244%, 8/25/2027	774,981
1,135,000	Series K072, Class A2, 3.444%, 12/25/2027	1,122,910
3,064,000	Series K073, Class A2, 3.350%, 1/25/2028	3,025,715
1,691,000	Series K076, Class A2, 3.900%, 4/25/2028	1,682,174
377,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	374,663
3,220,000	Series K079, Class A2, 3.926%, 6/25/2028	3,202,687
2,683,000	Series K080, Class A2, 3.926%, 7/25/2028(b)	2,667,043
7,407,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	7,360,477
5,016,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	4,984,681
2,785,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	2,776,061
7,311,000	Series K084, Class A2, 3.780%, 10/25/2028(b)	7,255,400
2,867,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	2,857,661
3,232,000	Series K089, Class A2, 3.563%, 1/25/2029	3,181,564
509,000	Series K088, Class A2, 3.690%, 1/25/2029	503,459
5,136,000	Series K090, Class A2, 3.422%, 2/25/2029	5,037,971
2,866,000	Series K091, Class A2, 3.505%, 3/25/2029	2,814,806
669,000	Series K092, Class A2, 3.298%, 4/25/2029	652,921
550,119	Series K093, Class A2, 2.982%, 5/25/2029	533,241
10,160,420	Series K095, Class A2, 2.785%, 6/25/2029	9,748,787
10,437,000	Series K094, Class A2, 2.903%, 6/25/2029	10,049,805
5,934,750	Series K097, Class A2, 2.508%, 7/25/2029	5,635,871
13,412,000	Series K096, Class A2, 2.519%, 7/25/2029	12,754,529
2,622,000	Series K099, Class A2, 2.595%, 9/25/2029	2,492,557
6,883,000	Series K101, Class A2, 2.524%, 10/25/2029	6,503,113
4,314,000	Series K102, Class A2, 2.537%, 10/25/2029	4,097,418
6,001,000	Series K103, Class A2, 2.651%, 11/25/2029	5,700,150
894,000	Series K107, Class A2, 1.639%, 1/25/2030	822,467
449,000	Series K105, Class A2, 1.872%, 1/25/2030	413,081
1,718,000	Series K106, Class A2, 2.069%, 1/25/2030	1,597,803
2,381,000	Series K104, Class A2, 2.253%, 1/25/2030	2,238,054
1,265,000	Series K108, Class A2, 1.517%, 3/25/2030	1,146,618
8,157,000	Series K751, Class A2, 4.412%, 3/25/2030	8,201,179
1,920,000	Series K109, Class A2, 1.558%, 4/25/2030	1,736,459
2,981,000	Series K151, Class A3, 3.511%, 4/25/2030	2,904,064

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$258,000	Series K111, Class A2, 1.350%, 5/25/2030	$230,956
1,407,000	Series K114, Class A2, 1.366%, 6/25/2030	1,259,669
564,000	Series K116, Class A2, 1.378%, 7/25/2030	504,954
2,774,000	Series K752, Class A2, 4.284%, 7/25/2030	2,774,682
9,296,000	Series K117, Class A2, 1.406%, 8/25/2030	8,276,528
2,108,000	Series K120, Class A2, 1.500%, 10/25/2030	1,877,034
11,142,000	Series K754, Class A2, 4.940%, 11/25/2030(b)	11,446,787
	Freddie Mac Multifamily Structured Pass-Through Certificates
2,550,000	Series K100, Class A2, 2.673%, 9/25/2029	2,421,878
695,000	Series K110, Class A2, 1.477%, 4/25/2030	627,471
1,000,000	Series K113, Class A2, 1.341%, 6/25/2030	900,240
1,978,000	Series K115, Class A2, 1.383%, 6/25/2030	1,770,845
		158,941,414
	AGENCY STRIPPED — 0.1%
	Government National Mortgage Association
1,231,616	Series 2015-19, Class IO, 0.292%, 1/16/2057(b)	15,058
710,711	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	13,079
1,911,415	Series 2020-43, Class IO, 1.257%, 11/16/2061(b)	153,869
2,332,853	Series 2020-71, Class IO, 1.056%, 1/16/2062(b)	145,012
4,684,394	Series 2020-75, Class IO, 0.877%, 2/16/2062(b)	264,956
3,268,875	Series 2020-42, Class IO, 0.939%, 3/16/2062(b)	210,199
		802,173
	NON-AGENCY — 4.2%
	Arbor Multifamily Mortgage Securities Trust
6,960,000	Series 2020-MF1, Class A5, 2.756%, 5/15/2053(a)	6,473,743
	Arbor Realty Commercial Real Estate Notes Ltd.
1,109,297	Series 2022-FL1, Class A, 5.122% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	1,109,297
	BANK5
5,385,000	Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	5,476,013
	BBCMS Mortgage Trust
1,000,000	Series 2025-5C34, Class A3, 5.659%, 5/15/2058	1,034,070
	BBCMS Trust
296,538	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	292,738
2,296,000	Series 2025-5C36, Class A3, 5.517%, 8/15/2058	2,361,836
	Benchmark Mortgage Trust
2,591,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	2,687,138
	BMO Mortgage Trust
2,581,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	2,646,119
1,258,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	1,292,032
2,696,000	Series 2025-5C13, Class A3, 5.227%, 12/15/2058(b)	2,736,560

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
	BX Trust
$5,125,000	Series 2019-OC11, Class A, 3.202%, 12/9/2041(a)	$4,832,831
	BXMT Ltd.
1,205,292	Series 2021-FL4, Class A, 5.093% (1-Month Term SOFR+141.448 basis points), 5/15/2038(a),(b)	1,200,775
	CHI Commercial Mortgage Trust
7,209,000	Series 2025-SFT, Class A, 5.117%, 4/15/2042(a),(b)	7,279,009
	Hudson Yards Mortgage Trust
1,100,000	Series 2025-SPRL, Class A, 5.467%, 1/13/2040(a),(b)	1,124,889
	Manhattan West Mortgage Trust
4,991,000	Series 2020-1MW, Class A, 2.130%, 9/10/2039(a)	4,806,306
	MF1 Ltd.
470,082	Series 2021-FL7, Class A, 4.874% (1-Month Term SOFR+119.448 basis points), 10/16/2036(a),(b)	469,784
	Progress Residential Trust
1,827,622	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	1,725,606
1,410,235	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	1,331,624
3,738,266	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	3,537,913
2,110,173	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	1,998,254
9,769,610	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	9,267,188
7,296,320	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	6,882,959
2,751,000	Series 2025-SFR3, Class A, 3.390%, 7/17/2042(a)	2,601,177
2,561,000	Series 2025-SFR6, Class A, 4.000%, 12/17/2042(a)	2,472,223
	ROCK Trust
4,311,000	Series 2024-CNTR, Class A, 5.388%, 11/13/2041(a)	4,377,884
	SLG Office Trust
5,585,000	Series 2021-OVA, Class A, 2.586%, 7/15/2041(a)	4,957,150
	TRTX Issuer Ltd.
1,200,604	Series 2022-FL5, Class A, 5.328% (1-Month Term SOFR+165 basis points), 2/15/2039(a),(b)	1,200,405
	WHARF Commercial Mortgage Trust
1,900,000	Series 2025-DC, Class A, 4.993%, 7/15/2040(a),(b)	1,922,968
		88,098,491
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $243,042,114)	247,842,078
	CORPORATE BANK DEBT — 0.5%
	Capstone Acquisition Holdings, Inc. Term Loan
1,819,093	8.268% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e)	1,847,278
	JC Penney Corp., Inc.
464,034	5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(f)	47
	Lealand Finance Company B.V. Senior Exit LC
341,263	4.750%, 6/30/2027(b),(c),(d),(e),(g),(h)	(36,686)

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	CORPORATE BANK DEBT (Continued)
	McDermott Technology Americas, Inc.
$13,737	7.782% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(i)	$11,264
	WH Borrower LLC
8,287,075	8.155% (3-Month Term SOFR+450 basis points), 2/20/2032(b),(c),(e)	8,287,075
	TOTAL CORPORATE BANK DEBT
	(Cost $10,063,146)	10,108,978
	CORPORATE BONDS — 2.5%
	COMMUNICATIONS — 0.4%
2,000,000	DISH Network Corp. 11.750%, 11/15/2027(a)	2,060,000
	EchoStar Corp.
1,014,000	3.875%, 11/30/2030	3,622,110
1,636,000	Frontier Communications Holdings LLC 6.000%, 1/15/2030(a)	1,641,922
		7,324,032
	CONSUMER DISCRETIONARY — 0.4%
	Air Canada Pass-Through Trust
1,548,008	Series 2017-1, Class AA, 3.300%, 7/15/2031(a)	1,459,705
5,947,000	VT Topco, Inc. 8.500%, 8/15/2030(a)	6,006,470
		7,466,175
	FINANCIALS — 1.7%
	Apollo Debt Solutions BDC Senior Notes
3,644,000	8.620%, 9/28/2028(d),(e)	3,644,000
	Blue Owl Credit Income Corp.
5,727,000	7.950%, 6/13/2028	5,864,425
	Drawbridge Special Opportunities Fund LP
2,474,000	5.950%, 9/17/2030(a)	2,323,287
	Five Point Operating Co. LP
400,000	8.000%, 10/1/2030(a)	397,868
	Hlend Senior Notes
5,000,000	8.170%, 3/15/2028(d),(e)	5,000,000
	HPS Corporate Lending Fund
2,981,000	6.750%, 1/30/2029	3,019,951
	Midcap Financial Issuer Trust
10,563,000	6.500%, 5/1/2028(a)	10,253,972
	Oaktree Strategic Credit Fund
4,032,000	8.400%, 11/14/2028	4,228,331
	OCREDIT BDC Senior Notes
1,557,000	7.770%, 3/7/2029(d),(e)	1,557,000
		36,288,834

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE — 0.0%
	Heartland Dental LLC/Heartland Dental Finance Corp.
$938,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(e)	$963,795
	TOTAL CORPORATE BONDS
	(Cost $48,694,295)	52,042,836
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 26.3%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.0%
	Fannie Mae REMICS
9,705,000	Series 2026-21, Class A, 2.000%, 9/25/2045(d)	8,839,132
	Federal National Mortgage Association
834,758	Series 3810, Class PE, 4.000%, 2/15/2041	818,288
36,289	Series 2012-144, Class PD, 3.500%, 4/25/2042	35,809
9,092,339	Series 2024-70, Class EC, 3.000%, 11/25/2047	8,478,684
	Freddie Mac REMICS
64,878	Series 4162, Class P, 3.000%, 2/15/2033	63,704
	GS Mortgage-Backed Securities Trust
2,524,146	Series 2024-95, Class AB, 2.500%, 6/20/2045(a)	2,330,115
		20,565,732
	AGENCY POOL ADJUSTABLE RATE — 0.9%
	Fannie Mae Pool
317,555	1.730% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	289,938
2,540,341	1.968% (30-Day SOFR Average+207.554 basis points), 8/1/2051(b)	2,336,351
209,686	1.608% (30-Day SOFR Average+209.4 basis points), 9/1/2051(b)	190,157
1,389,396	1.957% (30-Day SOFR Average+212 basis points), 1/1/2052(b)	1,268,430
2,433,254	1.887% (30-Day SOFR Average+233.461 basis points), 4/1/2052(b)	2,216,474
	Freddie Mac Non Gold Pool
936,237	1.662% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	849,296
1,191,075	2.554% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	1,103,636
793,238	2.520% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	735,256
8,497,616	2.155% (30-Day SOFR Average+217.793 basis points), 7/1/2052(b)	7,762,362
1,032,545	3.313% (30-Day SOFR Average+222.211 basis points), 11/1/2052(b)	986,621
1,226,657	2.161% (30-Day SOFR Average+217.884 basis points), 5/1/2053(b)	1,120,729
		18,859,250
	AGENCY POOL FIXED RATE — 14.8%
	Fannie Mae Pool
1,763,668	1.500%, 12/1/2035	1,594,019
2,243,781	1.000%, 4/1/2036	1,949,862
3,647,669	1.000%, 9/1/2036	3,159,218
2,251,222	1.000%, 11/1/2036	1,942,485
12,907,803	1.000%, 12/1/2036	11,137,773
667,750	1.000%, 12/1/2036	576,181
17,332,283	1.000%, 3/1/2037	14,955,530
1,612,941	2.000%, 6/1/2040	1,422,016

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$602,277	2.000%, 9/1/2040	$530,448
655,897	2.000%, 10/1/2040	577,381
416,509	1.500%, 11/1/2040	354,807
3,581,184	2.000%, 11/1/2040	3,148,621
1,978,050	1.500%, 12/1/2040	1,683,690
2,481,590	2.000%, 12/1/2040	2,180,383
745,914	1.500%, 1/1/2041	634,430
2,696,932	1.500%, 2/1/2041	2,292,039
7,083,285	1.500%, 3/1/2041	6,015,748
264,773	1.500%, 4/1/2041	224,721
6,196,673	1.500%, 5/1/2041	5,251,587
1,510,055	2.500%, 5/1/2041	1,359,583
6,896,575	1.500%, 7/1/2041	5,833,805
917,128	2.000%, 7/1/2041	802,071
8,607,021	2.000%, 9/1/2041	7,565,627
6,972,107	1.500%, 10/1/2041	5,879,385
14,746,610	1.500%, 11/1/2041	12,436,809
2,969,631	1.500%, 11/1/2041	2,502,425
2,521,788	1.500%, 12/1/2041	2,125,187
12,497,399	1.500%, 1/1/2042	10,514,232
1,464,293	1.500%, 1/1/2042	1,233,300
2,681,690	1.500%, 2/1/2042	2,277,174
839,230	1.500%, 3/1/2042	708,240
2,673,466	1.500%, 3/1/2042	2,270,233
4,749,993	1.500%, 3/1/2042	4,015,077
7,064,524	1.500%, 3/1/2042	5,967,210
4,661,844	1.500%, 3/1/2042	3,925,235
8,709,269	1.500%, 3/1/2042	7,343,340
2,145,468	2.000%, 8/1/2042	1,872,355
7,248,209	2.000%, 8/1/2042	6,302,805
2,982,895	3.500%, 4/1/2044	2,809,724
4,732,862	4.000%, 6/1/2045	4,612,376
10,682,299	4.000%, 3/1/2046	10,415,458
1,011,002	4.000%, 7/1/2046	984,863
683,278	4.000%, 7/1/2046	658,729
1,146,929	4.000%, 10/1/2046	1,117,169
638,384	4.000%, 10/1/2046	622,251
961,988	4.000%, 3/1/2048	936,251
12,435,709	4.000%, 1/1/2049	12,104,993
5,082,956	4.500%, 1/1/2050	5,059,599
4,473,126	4.500%, 1/1/2050	4,453,354
	Freddie Mac Pool
1,153,759	1.000%, 5/1/2036	1,001,565

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued) AGENCY POOL FIXED RATE (Continued)
$799,861	1.000%, 7/1/2036	$692,500
1,161,329	1.000%, 10/1/2036	1,008,004
2,578,902	2.000%, 6/1/2040	2,273,803
568,602	2.000%, 8/1/2040	501,028
344,697	4.000%, 10/1/2040	336,220
10,125,138	1.500%, 11/1/2040	8,625,414
307,904	4.000%, 11/1/2040	300,430
734,360	2.000%, 12/1/2040	645,170
491,075	1.500%, 2/1/2041	418,004
6,372,464	1.500%, 2/1/2041	5,415,326
4,202,928	1.500%, 3/1/2041	3,569,114
16,698,703	1.500%, 3/1/2041	14,179,707
3,714,689	1.500%, 4/1/2041	3,149,478
15,246,054	1.500%, 5/1/2041	12,918,250
11,994,621	1.500%, 6/1/2041	10,154,619
7,211,924	1.500%, 7/1/2041	6,099,660
7,272,787	1.500%, 8/1/2041	6,150,875
982,941	2.000%, 8/1/2041	858,651
4,597,444	1.500%, 9/1/2041	3,882,430
3,162,669	1.500%, 10/1/2041	2,667,013
517,634	1.500%, 11/1/2041	438,551
2,567,274	1.500%, 11/1/2041	2,163,466
8,013,879	1.500%, 12/1/2041	6,749,171
4,405,962	1.500%, 12/1/2041	3,738,469
640,590	1.500%, 1/1/2042	541,438
5,932,854	1.500%, 1/1/2042	5,007,151
4,695,083	1.500%, 4/1/2042	3,990,162
3,880,433	2.000%, 5/1/2042	3,384,213
2,618,801	2.000%, 8/1/2042	2,282,628
2,681,487	2.000%, 8/1/2042	2,344,198
6,359,463	4.500%, 12/1/2045	6,331,390
		310,157,897
	AGENCY STRIPPED — 0.0%
	Fannie Mae Interest Strip
14,265	Series 284, Class 1, 0.000%, 7/25/2027	13,955

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 9.6%
	GS Mortgage-Backed Securities Trust
1,645,613	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	1,483,243
6,261,106	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	5,637,031
5,836,219	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	5,243,149
3,947,126	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	3,539,831

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$2,718,008	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	$2,433,281
4,367,999	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	3,896,618
5,892,020	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	5,387,589
1,613,971	Series 2022-PJ3, Class A22, 2.500%, 8/25/2052(a),(b)	1,443,205
5,212,700	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	4,764,038
5,360,494	Series 2022-PJ4, Class A22, 2.500%, 9/25/2052(a),(b)	4,781,433
1,084,987	Series 2022-PJ4, Class A24, 3.000%, 9/25/2052(a),(b)	989,603
12,683,054	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	11,271,105
7,806,778	Series 2022-PJ6, Class A15, 2.500%, 1/25/2053(a),(b)	6,950,204
	J.P. Morgan Mortgage Trust
5,007,266	Series 2021-4, Class A4, 2.500%, 8/25/2051(a),(b)	4,536,066
522,498	Series 2021-5, Class A4, 2.500%, 8/25/2051(a),(b)	473,595
9,274,410	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	8,369,219
3,140,514	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	2,829,917
2,161,927	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	1,899,877
6,169,930	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	5,539,928
1,903,123	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	1,715,238
9,680,029	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	8,710,602
9,309,547	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	8,390,306
4,779,798	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	4,280,769
21,720,783	Series 2022-1, Class A4, 2.500%, 7/25/2052(a),(b)	19,422,420
513,718	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	459,018
877,140	Series 2022-4, Class A4, 3.000%, 10/25/2052(a),(b)	801,144
106,214	Series 2022-8, Class A4A, 4.000%, 1/25/2053(a),(b)	101,542
398,583	Series 2024-7, Class A4, 3.000%, 4/25/2053(a),(b)	360,923
3,897,003	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	3,557,445
4,255,806	Series 2025-1, Class A4, 3.684%, 1/25/2063(a),(b)	3,979,847
	OBX Trust
13,624,406	Series 2021-J1, Class A4, 2.500%, 5/25/2051(a),(b)	12,283,255
1,851,355	Series 2021-J3, Class A4, 2.500%, 10/25/2051(a),(b)	1,664,302
6,287,763	Series 2022-J1, Class A3, 3.000%, 2/25/2052(a),(b)	5,728,293
	Pretium Mortgage Credit Partners LLC
889,778	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	852,447
	RCKT Mortgage Trust
8,389,093	Series 2021-2, Class A5, 2.500%, 6/25/2051(a),(b)	7,514,453
8,457,396	Series 2021-3, Class A5, 2.500%, 7/25/2051(a),(b)	7,627,666
	Sequoia Mortgage Trust
2,383,759	Series 2021-4, Class A4, 2.500%, 6/25/2051(a),(b)	2,144,895
1,787,946	Series 2021-5, Class A5, 2.000%, 7/25/2051(a),(b)	1,574,871
953,571	Series 2021-5, Class A4, 2.500%, 7/25/2051(a),(b)	857,863
8,664,612	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	7,754,814
3,635,135	Series 2021-9, Class A4, 2.500%, 1/25/2052(a),(b)	3,250,006
698,615	Series 2022-1, Class A4, 2.500%, 2/25/2052(a),(b)	623,554

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$8,106,793	Series 2025-S1, Class A4, 2.500%, 9/25/2054(a),(b)	$7,224,814
	Towd Point Mortgage Trust
83,691	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	83,043
3,126,704	Series 2019-4, Class A1, 2.900%, 10/25/2059(a),(b)	3,013,536
521,586	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	477,953
1,402,389	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	1,351,465
	Wells Fargo Mortgage Backed Securities
972,744	Series 2021-2, Class A3, 2.500%, 6/25/2051(a),(b)	872,212
404,827	Series 2022-1, Class A3, 2.500%, 8/25/2051(a),(b)	361,462
2,106,724	Series 2022-2, Class A4, 2.500%, 12/25/2051(a),(b)	1,876,209
		200,385,299
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $539,080,671)	549,982,133
	U.S. TREASURY NOTES & BONDS — 32.0%
	U.S. Treasury Note
139,750,000	3.625%, 10/31/2030	137,948,538
47,761,000	3.500%, 11/30/2030	46,884,137
123,798,000	3.625%, 12/31/2030	122,124,796
178,681,000	3.750%, 1/31/2031	177,173,379
187,968,000	3.500%, 2/28/2031	184,326,120
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $674,285,714)	668,456,970
	TOTAL BONDS & DEBENTURES
	(Cost $1,890,794,621)	1,905,911,746

Number of Shares
	COMMON STOCKS — 0.1%
	REAL ESTATE SERVICES — 0.0%
58,520	Copper Property CTL Pass Through Trust(e)	635,527
	TELECOMMUNICATIONS — 0.0%
11,258	Uniti Group, Inc.*	105,600
	TRANSPORTATION & LOGISTICS — 0.1%
75,292	PHI Group, Inc.(d),(e)	2,254,996
	TOTAL COMMON STOCKS
	(Cost $1,733,607)	2,996,123
	PREFERRED STOCKS — 0.0%
	INDUSTRIALS — 0.0%
72	Uniti Group, Inc. - Series A, 11.000%(d),(e)	71,820
	TOTAL PREFERRED STOCKS
	(Cost $148,804)	71,820

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	WARRANTS — 0.0%
2,193	Uniti Group, Inc. , Expiration Date: August 11, 2035*,(d),(e)	$17,763
	TOTAL WARRANTS
	(Cost $0)	17,763
	SHORT-TERM INVESTMENTS — 8.2%
	MONEY MARKET INVESTMENTS — 0.4%
8,149,109	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.46%(j)	8,149,109

Principal Amount
	TREASURY BILLS — 7.8%
	U.S. Treasury Bill
$54,461,000	3.67%, 4/2/2026(k)	54,455,529
35,668,000	3.65%, 4/9/2026(k)	35,639,466
72,119,000	3.66%, 4/16/2026(k)	72,010,671
		162,105,666
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $170,254,775)	170,254,775

	TOTAL INVESTMENTS — 99.6%
	(Cost $2,062,931,807)	2,079,252,227

	Other Assets in Excess of Liabilities — 0.4%	8,899,044
	TOTAL NET ASSETS — 100.0%	$2,088,151,271

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

*	Non-income producing security.
(a)	Security exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $559,677,194, which represents 26.80% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

(e)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $24,253,879, which represents 1.16% of Total Net Assets.
(f)	Security is in default.
(g)	As of March 31, 2026, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(h)	All or a portion of the loan is unfunded.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	The rate is the annualized seven-day yield at period end.
(k)	Treasury bill discount rate.

FPA Flexible Fixed Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	$3,644,000	$3,644,000	0.17%
Capstone Acquisition Holdings, Inc. Term Loan, 8.268% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	1,809,355	1,847,278	0.09%
Copper Property CTL Pass Through Trust	1/17/2019	939,850	635,527	0.03%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028	5/25/2023	924,767	963,795	0.05%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	5,000,000	5,000,000	0.24%
JC Penney Corp., Inc., 5.568%, (3-Month USD Libor+425 basis points), 6/23/2027	2/3/2021	-	47	0.00%
Lealand Finance Company B.V. Senior Exit LC, 4.750%, 6/30/2027	2/28/2020	(297)	(36,686)	0.00%
McDermott Technology Americas, Inc., 7.782% (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	8,448	11,264	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/07/2029	2/22/2024	1,557,000	1,557,000	0.07%
PHI Group, Inc.	8/19/2019	615,785	2,254,996	0.11%
Uniti Group, Inc.	11/16/2020	-	17,763	0.00%
Uniti Group, Inc. - Series A	11/16/2020	148,804	71,820	0.00%
WH Borrower LLC, 8.155% (3-Month Term SOFR+450 basis points), 2/20/2032	2/12/2025	8,245,640	8,287,075	0.40%
		$22,893,352	$24,253,879	1.16%